As filed with the Securities and Exchange Commission on May 21, 2015

Registration Nos. 333-40265

811-08481

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of May, 2015.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of May, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President (Principal Executive Officer)	/s/ William A. Hawkins*	Trustee
Christopher O. Petersen		William A. Hawkins

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke		R. Glenn Hilliard

/s/ Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria		Catherine James Paglia

/s/ William P. Carmichael*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William P. Carmichael		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro pursuant to Power of Attorney, dated January 28, 2015 and incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 20, 2015.

SIGNATURES

CVPCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 21st day of May, 2015.

CVPCSF Offshore Fund, Ltd.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 21st day of May, 2015.

Signature	Capacity

/s/ Amy K. Johnson	Director, CVPCSF Offshore Fund, Ltd.
Amy K. Johnson

/s/ Anthony P. Haugen	Director, CVPCSF Offshore Fund, Ltd.
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, CVPCSF Offshore Fund, Ltd.
Christopher O. Petersen

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase